License Agreements - Additional Information (Details) € in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($) € / shares	Dec. 31, 2021 GBP (£) € / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2016 USD ($)
License Agreements [Line Items]
IP research and development expense			$ 42,224,000			$ 22,629,000	$ 9,072,000
Minimum | TRACERx Patents
License Agreements [Line Items]
Acquisition price | £				£ 25,000,000.0
CRT License
License Agreements [Line Items]
IP research and development expense								$ 300,000
Contribution period of royalty products			10 years	10 years	10 years
Patent period of royalty products			5 years	5 years	5 years
Expenses related to license agreement						$ 0	$ 0
CRT License | B Ordinary Shares
License Agreements [Line Items]
Shares granted | shares							396,125
CRT License | C Ordinary Shares
License Agreements [Line Items]
Shares granted | shares							67,793
CRT License | Therapeutics Products
License Agreements [Line Items]
Aggregate milestone payments | £				£ 6,500,000
CRT License | Non Therapeutics Products
License Agreements [Line Items]
Aggregate milestone payments | £				£ 800,000
CRT License | Maximum
License Agreements [Line Items]
Payment for vaccine option	$ 100,000	£ 100,000
Expenses related to license agreement			$ 100,000
Secarna License
License Agreements [Line Items]
Aggregate milestone payments			$ 7,400,000		€ 6.5
Patent period of royalty products			10 years	10 years	10 years
Rate of aggregate milestone payments | € / shares			1.132	1.132	1.132
Commercial milestone payments			$ 29,400,000		€ 26.0
Rate of commercial milestone payments | € / shares			1.132	1.132	1.132
License expense			$ 800,000		€ 0.7
Average rate of license expense | € / shares			1.183	1.183	1.183